Fair Values of DOCOMO's Pension Plan Assets (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	¥ 77,813	¥ 77,070	¥ 67,040
Level 1
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	54,644	55,042
Level 1 | Cash and cash equivalents
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	866	443
Level 1 | Debt securities | Japanese government bonds/local government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	20,258	19,273
Level 1 | Debt securities | Foreign government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	9,067	6,043
Level 1 | Debt securities | Foreign corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	89	21
Level 1 | Equity securities | Domestic equity securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	16,849	19,346
Level 1 | Equity securities | Foreign Equity Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	7,515	9,916
Level 1 | Other Contracts
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	0	0
Level 2
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	21,188	20,194
Level 2 | Debt securities | Japanese government bonds/local government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	1,594	2,059
Level 2 | Debt securities | Domestic corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	8,023	7,147
Level 2 | Debt securities | Foreign government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	489	475
Level 2 | Debt securities | Foreign corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	354	308
Level 2 | Equity securities | Domestic equity securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	24	264
Level 2 | Securities investment trust beneficiary certificates | Domestic equity securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	997	1,244
Level 2 | Securities investment trust beneficiary certificates | Foreign Equity Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	583	861
Level 2 | Securities investment trust beneficiary certificates | Domestic Debt Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	966	755
Level 2 | Securities investment trust beneficiary certificates | Foreign debt securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	632	366
Level 2 | Life insurance company general accounts
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	7,528	6,715
Level 2 | Other Contracts
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	(2)	0
Level 3
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	1,981	1,834
Level 3 | Debt securities | Foreign corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	12	52
Level 3 | Other Contracts
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	1,969	1,782
Cash and cash equivalents
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	866	443
Debt securities | Japanese government bonds/local government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	21,852	21,332
Debt securities | Domestic corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	8,023	7,147
Debt securities | Foreign government bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	9,556	6,518
Debt securities | Foreign corporate bonds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	455	381
Equity securities | Domestic equity securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	16,873	19,610
Equity securities | Foreign Equity Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	7,515	9,916
Securities investment trust beneficiary certificates | Domestic equity securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	997	1,244
Securities investment trust beneficiary certificates | Foreign Equity Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	583	861
Securities investment trust beneficiary certificates | Domestic Debt Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	966	755
Securities investment trust beneficiary certificates | Foreign debt securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	632	366
Life insurance company general accounts
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	7,528	6,715
Other Contracts
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of plan assets	¥ 1,967	¥ 1,782